RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

On January 1, 2021, the Company amended employment agreements for Richard Carey and Anthony Anish, which increased their base annual salary for Mr. Carey from $120,000 to $180,000 and for Mr. Anish from $60,000 to $120,000 per annum respectively.

On March 14, 2023, the Company renewed the employment agreements with Mr. Carey and Mr. Anish (the “New Employment Agreements”), stating that the effective date of the New Employment Agreement is August 1, 2022 and that they have a term of 36 months, the same as the terms of the initial employment agreements. The new employment agreements, except for the compensation provisions, contain the same provisions as the initial employment agreement for each executive.

Under the terms of the New Employment Agreement, Mr. Carey is entitled to receive the following compensation:

•	For the period from August 1, 2022 to December 31, 2022, Mr. Carey received a base salary equal to $180,000;
•	For the period from January 1, 2023 to July 31, 2024, Mr. Carey will receive a base salary equal to $240,000; and
•	For the period from August 1, 2024 to July 31, 2025, Mr. Carey will receive a base salary equal to $270,000. In addition, Mr. Carey is entitled to receive equity compensation, as to be determined by the Board of Directors of the Company.

Under the terms of the New Employment Agreement, Mr. Anish is entitled to receive s the following compensation:

•	For the period from August 1, 2022 to December 31, 2022, Mr. Anish received a base salary equal to $120,000;
•	For the period from January 1, 2023 to July 31, 2024, Mr. Anish will receive a base salary equal to $180,000; and
•	For the period from August 1, 2024 to July 31, 2025, Mr. Anish will receive a base salary equal to $210,000. In addition, Mr. Anish is entitled to receive equity compensation, as to be determined by the Board of Directors of the Company.

As of March 31, 2023, the Company has accrued compensation due to Mr. Carey of $86,263 and Mr. Anish of $152,375. As of June 30, 2022, the Company has accrued compensation due to Mr. Carey of $52,600 and Mr. Anish of $99,828. In addition, the Company has accrued salary to Mr. Baird (a former officer) of $60,000. Mr. Baird resigned his position on August 12, 2020.

Mr. Carey is using his personal office space at no cost to the Company.

On August 15, 2022, the Company issued 5,000,000 shares of common stock Fernando Godina, Director, for services. The shares were valued at $0.289 per share, the closing stock price on the date of grant, for total non-cash expense of $1,445,000.

On August 15, 2022, the Company issued 5,000,000 shares of common stock Bryan Cappelli, Director, for services. The shares were valued at $0.289 per share, the closing stock price on the date of grant, for total non-cash expense of $1,445,000.

On August 15, 2022, the Company issued 5,000,000 shares of common stock to Weverson Correia, CEO and Director, for his services as the CEO. The shares were valued at $0.289 per share, the closing stock price on the date of grant, for total non-cash expense of $1,445,000.

On August 15, 2022, the Company issued 5,000,000 shares of common stock to Anthony Anish, CFO and director, for services as CFO. The shares were valued at $0.289 per share, the closing stock price on the date of grant, for total non-cash expense of $1,445,000.

On November 17, 2022, Mr. Carey agreed to give 4 million of his own shares of common stock in exchange for $42,000 which was loaned to the Company. The loan is non-interest bearing and due on demand.

On December 5, 2022, the Company issued 1,000,000 shares of common stock Themis Caldwell, Director, for services. The shares were valued at $0.165 per share, the closing stock price on the date of grant, for total non-cash expense of $165,000.